Stock Based Compensation (Tables)	3 Months Ended
Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
A summary of the status and changes of the unvested shares of restricted stock under the 2016 Plan is presented below.

	Number of Unvested Restricted Shares	Weighted Average Grant-Date Fair Value
Unvested shares as of January 1, 2017	282,780	$14.98
Granted	379,444	21.13
Vested	—	—
Forfeited	(4,444)	15.00
Unvested shares as of March 31, 2017	657,780	$18.53